ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Status of Our Business - Liquidity and Going Concern (Details)																	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended
	May 21, 2017 USD ($)	May 20, 2017 USD ($)	Apr. 26, 2017 $ / shares shares	Apr. 26, 2017 USD ($) $ / shares	Apr. 18, 2017 $ / shares shares	Apr. 12, 2017 USD ($) km²	Mar. 30, 2017 USD ($)	Mar. 28, 2017 USD ($) $ / shares shares	Mar. 17, 2017 USD ($) shares	Mar. 01, 2017 USD ($)	Jan. 29, 2017 USD ($)	Jan. 24, 2017 USD ($)	Sep. 15, 2016 USD ($) km² item m	Aug. 19, 2016 USD ($) km² m	Aug. 15, 2016 USD ($)	Mar. 25, 2010 mi² m	Jul. 31, 2017 USD ($)	Jul. 17, 2017 $ / shares shares	Jun. 30, 2017 USD ($) item $ / shares shares	Mar. 31, 2017 USD ($) m $ / shares	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 02, 2017	Jun. 30, 2015 $ / shares	Dec. 31, 2012	Dec. 30, 2012	Dec. 27, 2012	Jun. 30, 2010	Mar. 25, 2010 km²
Status of our Business
Stated value per share | $ / shares																				$ 0.001	$ 0.001			$ 0.001
Exercise price (in dollars per share) | $ / shares																								$ 12.64
Payments of Stock Issuance Costs																				$ 210,000
Private Placement Offering | Subsequent Event
Status of our Business
Number of shares each warrant can purchase | shares																		0.75
Exercise price (in dollars per share) | $ / shares																		$ 1.825
Aggregate cash proceeds from sale of units																						$ 7,139,251
Aggregate shares of common stock issued | shares																		4,889,908
Series A Preferred Stock | Private Placement Offering
Status of our Business
Stated value per share | $ / shares								$ 0.001
Exercise price (in dollars per share) | $ / shares								$ 3.50
Aggregate shares of common stock issued | shares								511	680
Series A Preferred Stock | Private Placement Offering | Subsequent Event
Status of our Business
Number Of Closings Of A Private Placement Offering | item																			4
Aggregate number of units issued | shares																			1,951
Purchase price per unit | $ / shares																			$ 1,000			$ 1,000
Stated value per share | $ / shares			$ 0.001	$ 0.001	$ 0.001														$ 1,040			$ 1,040
Number of shares each warrant can purchase | shares																			223			223
Exercise price (in dollars per share) | $ / shares																			$ 3.50			$ 3.50
Aggregate cash proceeds from sale of units				$ 760,000													$ 367,000		$ 1,951,000
Aggregate shares of common stock issued | shares			50		710														435,073
Tullow and Dana
Status of our Business
Minimum ultra deepwater depth (in meters) | m																				2,000
Tullow and Dana | Settlement Agreement
Status of our Business
Ownership interest (as a percent)															100.00%
Settlement amount															$ 700,000
Tullow and Dana | Settlement Agreement | Subsequent Event
Status of our Business
Ownership interest (as a percent)															100.00%
SAPETRO | Farm-out Agreement
Status of our Business
Ownership interest sold (as a percent)							50.00%
SAPETRO | Farm-out Agreement | Subsequent Event
Status of our Business
Participation interest in joint venture																							50.00%
Subsidiary of Pacific Operations Drilling Limited | Offshore Drilling Contract | Subsequent Event
Status of our Business
Mobilization and Standby Rate ("SMSR") per day	$ 100,000	$ 100,000
Notice for drilling commencement (in days)	28 days	28 days
Value of common stock issuable	$ 1,000,000	$ 1,000,000
Average market price (in days)	10 days	10 days
Placement Agent | Private Placement Offering | Subsequent Event
Status of our Business
Exercise price (in dollars per share) | $ / shares																			$ 1.825			$ 1.825
Payments of Stock Issuance Costs																						$ 642,532
Placement Agent | Series A Preferred Stock | Private Placement Offering
Status of our Business
Number of shares each warrant can purchase | shares								13,528
Payments of Stock Issuance Costs								$ 45,990	$ 61,200
Placement Agent | Series A Preferred Stock | Private Placement Offering | Subsequent Event
Status of our Business
Aggregate shares of common stock issued | shares																			51,650
Payments of Stock Issuance Costs				$ 68,400													$ 33,030		$ 175,555
Guinea concession
Status of our Business
Ownership interest (as a percent)													100.00%								37.00%				37.00%	77.00%
Cash proceeds from Tullow																				$ 26,000,000
Gross expenditure cap																				100,000,000	$ 100,000,000
Threshold gross expenditure cap for well to be paid by the entity																				100,000,000	$ 100,000,000
Extension period for second exploration (in years)													1 year
Number of exploratory wells drilled | item													1
Depth below seabed required to be drilled of an exploration well (in meters) | m													2,500	2,500
Contract area retained (in square kilometers/square miles)													5,000	5,000		9,650													25,000
Maximum period of time over which current available liquidity could be exhausted													30 days								12 months
Estimated amount to limit cost recovery to share of expenditures														$ 165,000,000
Total value of oil and gas equipment stored at Takoradi, Ghana											$ 4,100,000		$ 4,100,000
Portion of oil and gas equipment moved from Takoradi, Ghana to Guinea											$ 1,600,000		1,600,000
Agreed amount in training budget													250,000	250,000
Estimated amount of unused portion of training program														$ 292,000						292,000
Mutually acceptable security										$ 5,000,000		$ 5,000,000								$ 5,000,000
Guinea concession | Subsequent Event
Status of our Business
Ownership interest (as a percent)														100.00%
Extension period for second exploration (in years)														1 year
Depth below seabed required to be drilled of an exploration well (in meters) | m														2,500
Contract area retained (in square kilometers/square miles) | km²														5,000
Estimated amount to limit cost recovery to share of expenditures														$ 150,000,000
Agreed amount in training budget														250,000
Estimated amount of unused portion of training program														500,000
Mutually acceptable security														$ 5,000,000
Guinea concession | Minimum
Status of our Business
Depth below seabed required to be drilled of an exploration well (in meters) | m																2,500
Guinea concession | Settlement Agreement
Status of our Business
Estimated amount to limit cost recovery to share of expenditures													$ 165,000,000
Guinea concession | Farm-out Agreement | Subsequent Event
Status of our Business
Contract area retained (in square kilometers/square miles) | km²						5,000
Mutually acceptable security						$ 5,000,000
Maximum Day For Security Instrument To Put In Place						30 days
Guinea concession | Tullow Guinea Ltd
Status of our Business
Ownership interest sold (as a percent)																									40.00%		40.00%
Guinea concession | SAPETRO | Farm-out Agreement
Status of our Business
Ownership interest sold (as a percent)							50.00%
Sufficient financing for the Obligation Well Cost						$ 15,000,000
Guinea concession | SAPETRO | Farm-out Agreement | Subsequent Event
Status of our Business
Ownership interest (as a percent)						2.00%
Ownership interest sold (as a percent)						50.00%
Contract area retained (in square kilometers/square miles) | km²						5,000
Mutually acceptable security						$ 5,000,000
Participation interest in joint venture						50.00%
Maximum Day For Security Instrument To Put In Place						30 days
Sufficient financing for the Obligation Well Cost						$ 15,000,000
Threshold amount for additional assigned 2% participating interest						$ 1,000,000
Guinea concession | SAPETRO | Farm-out Agreement | Maximum
Status of our Business
Estimated total drilling preparation cost							$ 10,000,000
Guinea concession | SAPETRO | Farm-out Agreement | Minimum
Status of our Business
Estimated total drilling preparation cost							$ 8,000,000
Guinea concession | Dana
Status of our Business
Ownership interest (as a percent)																					23.00%							23.00%
Guinea concession | Tullow Guinea Ltd
Status of our Business
Ownership interest (as a percent)																					40.00%				40.00%